Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenue			$ 10,074	$ 6,012	$ 4,247
Foreign currency transaction gains			5,300	1,600	1,000
Accounts receivable, allowance for credit loss, writeoff reserved			3,300
Two Customers
Product Information [Line Items]
Total revenue				$ 4,800
Two Customers | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage	78.00%
One Customer
Product Information [Line Items]
Total revenue					$ 3,900
One Customer | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage		72.00%
Four Customers
Product Information [Line Items]
Total revenue			$ 8,400